Derivative Financial Instruments (Notional Amounts of Derivative Contracts) (Detail) - JPY (¥) ¥ in Trillions	Mar. 31, 2026	Mar. 31, 2025
Derivative [Line Items]
Total	¥ 3,236.8	¥ 2,483.5
Interest rate contracts
Derivative [Line Items]
Total	2,813.4	2,122.7
Foreign exchange contracts
Derivative [Line Items]
Total	403.7	346.9
Equity contracts
Derivative [Line Items]
Total	9.7	5.1
Commodity contracts
Derivative [Line Items]
Total	0.2	0.2
Credit derivatives
Derivative [Line Items]
Total	5.8	5.0
Other
Derivative [Line Items]
Total	¥ 4.0	¥ 3.6